UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04524 )

Exact name of registrant as specified in charter: Putnam Global Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/07 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (34.9%)(a)
			Principal amount	Value

Amresco Commercial Mortgage Funding I 144A
Ser.	97-C1, Class G, 7s, 2029		$7,945	$7,945
Ser.	97-C1, Class H, 7s, 2029		81,000	80,757
Asset Securitization Corp. Ser. 96-MD6, Class A7,
7.866s, 2029			154,000	163,669
Banc of America Commercial Mortgage, Inc.
Ser.	06-4, Class A4, 5.634s, 2046		80,000	79,731
Ser.	06-5, Class A4, 5.414s, 2047		98,000	96,087
Ser.	04-3, Class A5, 5.303s, 2039		160,000	159,650
Banc of America Commercial Mortgage, Inc. 144A
Ser.	01-PB1, Class K, 6.15s, 2035		100,000	101,142
Ser.	04-4, Class XC, Interest Only (IO), 0.135s, 2042		2,804,714	44,436
Banc of America Mortgage Securities
Ser.	04-D, Class 2A, IO, 0.358s, 2034		987,510	3,047
Ser.	05-E, Class 2, IO, 0.306s, 2035		2,642,454	14,299
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033			136,826	136,721
Bayview Commercial Asset Trust 144A
FRB Ser. 06-CD1A, Class A1, 4.884s, 2023		CAD	2,845,637	2,672,964
Ser.	07-CD1A, IO, 1.689s, 2021 (Canada)	CAD	14,525,066	1,275,002
Ser.	07-2A, IO, 1.3s, 2037		$1,109,936	158,721
Ser.	07-1, Class S, IO, 1.211s, 2037		1,382,941	177,708
Ser.	06-CD1A, IO, 0.84s, 2023	CAD	12,098,667	788,243
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser.	00-WF2, Class F, 8.453s, 2032		$100,000	109,154
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser.	06-PW14, Class XW, IO, 0.691s, 2038		1,195,755	58,246
Ser.	06-PW14, Class X1, IO, 0.047s, 2038		1,287,506	23,085
Ser.	07-PW16, Class X, IO, 0.022s, 2040		22,557,933	25,874
Broadgate Financing PLC sec. FRB Ser. D, 6.801s, 2023
(United Kingdom)		GBP	106,375	212,827
Chase Commercial Mortgage Securities Corp. 144A
Ser.	98-1, Class F, 6.56s, 2030		$362,000	372,034
Ser.	98-1, Class G, 6.56s, 2030		89,000	91,948
Ser.	98-1, Class H, 6.34s, 2030		203,000	178,332
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.049s, 2049			6,976,121	101,372
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser.	07-CD4, Class XC, IO, 0.041s, 2049		8,019,000	77,058
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031			157,000	159,779
Commercial Mortgage Pass-Through Certificates Ser.
06-C7, Class A4, 5.769s, 2046			1,776,000	1,763,026
Countrywide Alternative Loan Trust
Ser.	06-OA10, Class XBI, IO, 2.355s, 2046		397,103	14,395
Ser.	05-24, Class IIAX, IO, 1.893s, 2035		876,935	20,817
Ser.	05-24, Class 1AX, IO, 1.217s, 2035		1,765,685	31,403
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036			1,272,812	3,978
Credit Suisse Mortgage Capital Certificates 144A Ser.
07-C2, Class AX, IO, 0.11s, 2049			10,887,788	118,230
CS First Boston Mortgage Securities Corp.
Ser.	97-C2, Class F, 7.46s, 2035		119,000	128,718
Ser.	04-C2, Class A2, 5.416s, 2036		180,000	175,520
CS First Boston Mortgage Securities Corp. 144A
Ser.	98-C2, Class F, 6 3/4s, 2030		362,000	378,563
Ser.	02-CP5, Class M, 5 1/4s, 2035		81,000	71,676
Ser.	03-CK2, Class AX, IO, 0.796s, 2036		2,820,132	70,724
Ser.	03-C3, Class AX, IO, 0.762s, 2038		1,967,992	76,848
Ser.	04-C4, Class AX, IO, 0.189s, 2039		1,044,015	23,572
DLJ Commercial Mortgage Corp.
Ser.	99-CG2, Class B3, 6.1s, 2032		129,000	128,818
Ser.	99-CG2, Class B4, 6.1s, 2032		219,000	218,104
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.895s, 2014 (Ireland)		GBP	103,500	207,054
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.884s, 2014 (United Kingdom)		GBP	184,419	372,612
Fannie Mae
Ser.	02-T4, Class A4, 9 1/2s, 2041		$356,314	374,349
IFB Ser. 05-37, Class SU, 7.92s, 2035			212,118	225,998
IFB Ser. 06-49, Class SE, 7.72s, 2036			183,418	194,332
IFB Ser. 06-76, Class QB, 7.68s, 2036			195,299	211,332
IFB Ser. 06-60, Class AK, 7.52s, 2036			88,946	92,216
Ser.	01-T10, Class A2, 7 1/2s, 2041		131,964	137,012
Ser.	02-T4, Class A3, 7 1/2s, 2041		120,286	124,940
Ser.	01-T12, Class A2, 7 1/2s, 2041		140,748	145,979
Ser.	99-T2, Class A1, 7 1/2s, 2039		265,478	278,589
Ser.	00-T6, Class A1, 7 1/2s, 2030		117,911	122,638
IFB Ser. 06-63, Class SP, 7.38s, 2036			213,041	225,533
IFB Ser. 06-60, Class TK, 7.32s, 2036			98,717	101,964
Ser.	02-26, Class A1, 7s, 2048		95,022	97,960
Ser.	03-W8, Class 2A, 7s, 2042		364,162	376,450
Ser.	02-T16, Class A2, 7s, 2042		551,600	568,869
Ser.	02-14, Class A1, 7s, 2042		159,910	164,594
IFB Ser. 06-104, Class ES, 6.85s, 2036			149,066	155,686
Ser.	371, Class 2, IO, 6 1/2s, 2036		1,200,269	317,649

IFB Ser.	07-1, Class NK, 6.49s, 2037		303,424	317,656
IFB Ser.	07-81,	Class SC, 5.88s, 2037	131,000	128,218
IFB Ser.	05-74,	Class SK, 5 1/2s, 2035	221,645	218,984
IFB Ser.	05-74,	Class CS, 5.39s, 2035	135,847	133,125
IFB Ser.	05-74,	Class CP, 5.243s, 2035	119,164	118,458
IFB Ser.	07-30,	Class FS, 5.187s, 2037	294,248	280,060
IFB Ser.	05-57,	Class CD, 5.175s, 2035	114,284	113,287
IFB Ser.	06-8, Class PK, 5.12s, 2036		208,425	196,805
IFB Ser.	06-27,	Class SP, 5.06s, 2036	157,000	155,526
IFB Ser.	06-8, Class HP, 5.06s, 2036		181,062	177,794
IFB Ser.	06-8, Class WK, 5.06s, 2036		283,360	276,112
IFB Ser.	05-106, Class US, 5.06s, 2035		286,088	282,948
IFB Ser.	05-99,	Class SA, 5.06s, 2035	141,791	139,141
IFB Ser.	05-45,	Class DA, 4.913s, 2035	283,000	276,356
IFB Ser.	05-74,	Class DM, 4.877s, 2035	275,941	267,601
IFB Ser.	05-45,	Class DC, 4.803s, 2035	157,222	152,886
IFB Ser.	06-60,	Class CS, 4.583s, 2036	94,959	85,931
IFB Ser.	05-57,	Class DC, 4.485s, 2034	193,496	190,615
IFB Ser.	05-45,	Class PC, 4.29s, 2034	78,844	77,255
IFB Ser.	07-W6, Class 6A2, IO, 2.48s, 2037		172,112	11,510
IFB Ser.	03-66,	Class SA, IO, 2.33s, 2033	238,618	18,681
IFB Ser.	07-W6, Class 5A2, IO, 1.97s, 2037		223,209	13,909
IFB Ser.	07-W4, Class 4A2, IO, 1.96s, 2037		1,053,055	64,464
IFB Ser.	07-W2, Class 3A2, IO, 1.96s, 2037		299,597	18,170
Ser. 03-W10, Class 1, IO, 1.934s, 2043			1,095,657	55,412
IFB Ser.	05-113, Class DI, IO, 1.91s, 2036		4,135,096	263,714
IFB Ser.	05-52,	Class DC, IO, 1.88s, 2035	111,130	10,856
IFB Ser.	06-60,	Class SI, IO, 1.83s, 2036	293,190	22,146
IFB Ser.	04-89,	Class EI, IO, 1.83s, 2034	915,810	66,274
IFB Ser.	04-24,	Class CS, IO, 1.83s, 2034	335,451	23,295
IFB Ser.	03-122, Class SA, IO, 1.78s, 2028		448,540	22,231
IFB Ser.	03-122, Class SJ, IO, 1.78s, 2028		471,643	23,801
IFB Ser.	04-60,	Class SW, IO, 1.73s, 2034	637,744	47,860
IFB Ser.	05-65,	Class KI, IO, 1.68s, 2035	479,638	27,423
Ser. 03-W8, Class 12, IO, 1.637s, 2042			2,325,328	110,783
IFB Ser.	07-39,	Class PI, IO, 1.44s, 2037	188,742	10,566
IFB Ser.	07-30,	Class WI, IO, 1.44s, 2037	840,327	44,312
IFB Ser.	07-W4, Class 3A2, IO, 1.43s, 2037		1,020,331	49,452
IFB Ser.	07-28,	Class SE, IO, 1.43s, 2037	201,421	13,679
IFB Ser.	07-W2, Class 2A2, IO, 1.43s, 2037		400,438	21,088
IFB Ser.	06-128, Class SH, IO, 1.43s, 2037		117,469	6,390
IFB Ser.	06-56,	Class SM, IO, 1.43s, 2036	284,858	15,575
IFB Ser.	06-12,	Class SD, IO, 1.43s, 2035	447,559	28,689
IFB Ser.	05-73,	Class SI, IO, 1.43s, 2035	133,362	6,923
IFB Ser.	05-17,	Class ES, IO, 1.43s, 2035	277,703	16,632
IFB Ser.	05-17,	Class SY, IO, 1.43s, 2035	128,441	7,712
IFB Ser.	07-W5, Class 2A2, IO, 1.42s, 2037		108,332	4,552
IFB Ser.	07-30,	Class IE, IO, 1.42s, 2037	522,072	37,296
IFB Ser.	06-123, Class CI, IO, 1.42s, 2037		461,074	29,958
IFB Ser.	06-123, Class UI, IO, 1.42s, 2037		199,175	12,111
IFB Ser.	05-82,	Class SY, IO, 1.41s, 2035	559,135	28,314
IFB Ser.	05-45,	Class SR, IO, 1.4s, 2035	788,361	39,663
IFB Ser.	07-15,	Class BI, IO, 1.38s, 2037	336,041	20,040
IFB Ser.	06-23,	Class SC, IO, 1.38s, 2036	270,249	16,553
IFB Ser.	05-95,	Class CI, IO, 1.38s, 2035	301,343	18,426
IFB Ser.	05-84,	Class SG, IO, 1.38s, 2035	504,126	32,048
IFB Ser.	05-54,	Class SA, IO, 1.38s, 2035	550,026	27,158
IFB Ser.	05-23,	Class SG, IO, 1.38s, 2035	413,030	24,840
IFB Ser.	05-29,	Class SY, IO, 1.38s, 2035	1,214,090	77,755
IFB Ser.	05-104, Class NI, IO, 1.38s, 2035		348,039	20,708
IFB Ser.	05-17,	Class SA, IO, 1.38s, 2035	359,561	21,675
IFB Ser.	05-17,	Class SE, IO, 1.38s, 2035	388,289	23,138
IFB Ser.	05-57,	Class DI, IO, 1.38s, 2035	860,231	46,152
IFB Ser.	05-83,	Class QI, IO, 1.37s, 2035	88,545	6,103
IFB Ser.	05-83,	Class SL, IO, 1.35s, 2035	902,803	49,435
IFB Ser.	07-63,	Class SB, IO, 1.33s, 2037	1,438,292	73,695
IFB Ser.	06-114, Class IS, IO, 1.33s, 2036		230,683	13,048
IFB Ser.	06-115, Class IE, IO, 1.32s, 2036		172,192	9,884
IFB Ser.	06-117, Class SA, IO, 1.32s, 2036		264,327	14,958
IFB Ser.	06-109, Class SH, IO, 1.3s, 2036		222,548	14,773
Ser. 06-104, Class SG, IO, 1.28s, 2036			90,084	4,567
IFB Ser.	07-W6, Class 4A2, IO, 1.28s, 2037		860,731	41,116
IFB Ser.	06-128, Class SC, IO, 1.28s, 2037		225,295	12,031
IFB Ser.	06-44,	Class IS, IO, 1.28s, 2036	119,996	6,411
IFB Ser.	06-45,	Class SM, IO, 1.28s, 2036	355,361	17,463
IFB Ser.	06-8, Class JH, IO, 1.28s, 2036		804,515	45,974
IFB Ser.	06-8, Class PS, IO, 1.28s, 2036		482,632	30,341
IFB Ser.	06-85,	Class TS, IO, 1.24s, 2036	357,224	18,239
IFB Ser.	06-61,	Class SE, IO, 1.23s, 2036	141,198	6,569
IFB Ser.	07-76,	Class SA, IO, 1.22s, 2037	312,000	15,903
IFB Ser.	03-124, Class ST, IO, 1.18s, 2034		161,969	7,137
FRB Ser. 03-W17, Class 12, IO, 1.151s, 2033			1,111,718	42,746
IFB Ser.	07-30,	Class JS, IO, 1.12s, 2037	719,124	38,390
IFB Ser.	07-W2, Class 1A2, IO, 1.11s, 2037		1,074,286	50,423
IFB Ser.	07-W4, Class 2A2, IO, 1.1s, 2037		1,173,078	48,683
IFB Ser.	07-54,	Class IA, IO, 1.09s, 2037	241,209	13,008
IFB Ser.	07-54,	Class IB, IO, 1.09s, 2037	241,209	13,008
IFB Ser.	07-54,	Class IC, IO, 1.09s, 2037	241,209	13,008
IFB Ser.	07-54,	Class ID, IO, 1.09s, 2037	241,209	13,008
IFB Ser.	07-54,	Class IE, IO, 1.09s, 2037	241,209	13,008
IFB Ser.	07-54,	Class IF, IO, 1.09s, 2037	358,367	19,325
IFB Ser.	07-54,	Class UI, IO, 1.09s, 2037	284,485	16,271
IFB Ser.	07-15,	Class CI, IO, 1.06s, 2037	843,985	46,331

IFB Ser.	06-123, Class BI, IO, 1.06s, 2037		1,119,752	57,914
IFB Ser.	06-115, Class JI, IO, 1.06s, 2036		615,945	32,392
IFB Ser.	06-123, Class LI, IO, 1s, 2037		414,026	20,263
IFB Ser.	07-39, Class AI, IO, 0.8s, 2037		428,205	18,051
IFB Ser.	07-32, Class SD, IO, 0.79s, 2037		286,330	13,369
IFB Ser.	07-33, Class SD, IO, 0.79s, 2037		708,881	26,796
IFB Ser.	07-30, Class UI, IO, 0.78s, 2037		237,994	10,570
IFB Ser.	07-32, Class SC, IO, 0.78s, 2037		381,450	17,690
IFB Ser.	07-1, Class CI, IO, 0.78s, 2037		278,361	11,596
IFB Ser.	05-74, Class SE, IO, 0.78s, 2035		1,051,501	36,471
IFB Ser.	05-82, Class SI, IO, 0.78s, 2035		1,059,108	37,906
IFB Ser.	07-W4, Class 1A2, IO, 0.77s, 2037		3,359,665	118,996
IFB Ser.	07-W5, Class 1A2, IO, 0.76s, 2037		541,886	16,161
IFB Ser.	05-58, Class IK, IO, 0.68s, 2035		337,414	16,290
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046			896,104	28,843
Ser. 02-T18, IO, 0.519s, 2042			6,456,262	84,907
Ser. 02-T4, IO, 0.453s, 2041			363,856	3,618
Ser. 02-26, IO, 0.236s, 2048			16,519,824	76,784
FRB Ser. 06-115, Class SN, zero %, 2036			132,522	145,118
Ser. 372, Class 1, Principal Only (PO), zero %, 2036			1,160,789	846,701
Ser. 04-38, Class AO, PO, zero %, 2034			403,852	284,062
Ser. 04-61, Class CO, PO, zero %, 2031			244,000	189,142
Ser. 07-31, Class TS, IO, zero %, 2009			674,318	4,285
Ser. 07-15, Class IM, IO, zero %, 2009			261,031	1,858
Ser. 07-16, Class TS, IO, zero %, 2009 (In default)
(NON)			1,072,855	6,778
FRB Ser. 05-65, Class ER, zero %, 2035			199,948	197,519
FRB Ser. 05-57, Class UL, zero %, 2035			195,842	200,273
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A5, 7 1/2s, 2042			42,445	43,714
Ser. T-60, Class 1A2, 7s, 2044			444,827	460,834
Ser. T-41, Class 2A, 7s, 2032			28,879	29,718
FFCA Secured Lending Corp. Ser. 99-1A, Class C1,
7.59s, 2025			225,000	168,908
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029			209,000	222,456
Ser. 97-C2, Class G, 7 1/2s, 2029			119,000	128,596
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035			285,000	298,709
Freddie Mac
IFB Ser.	3182,	Class PS, 7.32s, 2032	175,232	187,383
IFB Ser.	3202,	Class HM, 6.65s, 2036	90,588	93,821
IFB Ser.	3153,	Class SX, 6.65s, 2036	140,925	145,682
IFB Ser.	3081,	Class DC, 5.22s, 2035	112,477	108,581
IFB Ser.	3316,	Class KS, 5.187s, 2037	154,662	145,771
IFB Ser.	2976,	Class KL, 4.877s, 2035	216,624	208,384
IFB Ser.	2990,	Class DP, 4.767s, 2034	181,763	174,836
IFB Ser.	3153,	Class UT, 4.51s, 2036	87,667	80,832
IFB Ser.	3065,	Class DC, 3.9s, 2035	177,528	159,957
IFB Ser.	3031,	Class BS, 3.425s, 2035	245,634	221,297
IFB Ser.	2990,	Class LB, 3.348s, 2034	223,256	199,601
IFB Ser.	2990,	Class WP, 3.302s, 2035	136,860	129,014
IFB Ser.	2927,	Class SI, IO, 3.18s, 2035	309,690	33,735
IFB Ser.	2828,	Class GI, IO, 2.18s, 2034	350,956	29,699
IFB Ser.	2869,	Class SH, IO, 1.98s, 2034	172,381	9,995
IFB Ser.	2869,	Class JS, IO, 1.93s, 2034	816,548	46,300
IFB Ser.	2815,	Class PT, IO, 1.73s, 2032	350,234	22,195
IFB Ser.	2594,	Class SE, IO, 1.73s, 2030	302,941	14,187
IFB Ser.	2828,	Class TI, IO, 1.73s, 2030	161,483	9,675
IFB Ser.	3297,	Class BI, IO, 1.44s, 2037	727,004	47,448
IFB Ser.	3284,	Class IV, IO, 1.43s, 2037	182,391	13,053
IFB Ser.	3287,	Class SD, IO, 1.43s, 2037	298,166	18,159
IFB Ser.	3281,	Class BI, IO, 1.43s, 2037	142,095	8,865
IFB Ser.	3028,	Class ES, IO, 1.43s, 2035	838,119	52,173
IFB Ser.	2922,	Class SE, IO, 1.43s, 2035	446,243	22,591
IFB Ser.	3045,	Class DI, IO, 1.41s, 2035	201,841	10,331
Ser. 3236, Class ES, IO, 1.38s, 2036			223,300	12,081
IFB Ser.	3136,	Class NS, IO, 1.38s, 2036	209,746	10,998
IFB Ser.	3118, Class SD, IO, 1.38s, 2036		727,742	36,799
IFB Ser.	3054,	Class CS, IO, 1.38s, 2035	173,326	8,000
IFB Ser.	3107,	Class DC, IO, 1.38s, 2035	406,705	26,056
IFB Ser.	3066,	Class SI, IO, 1.38s, 2035	576,621	35,167
IFB Ser.	2927,	Class ES, IO, 1.38s, 2035	246,011	11,431
IFB Ser.	2950,	Class SM, IO, 1.38s, 2016	459,141	24,556
IFB Ser.	3031,	Class BI, IO, 1.37s, 2035	164,303	11,202
IFB Ser.	3244,	Class SB, IO, 1.34s, 2036	202,594	12,095
IFB Ser.	3244,	Class SG, IO, 1.34s, 2036	236,421	13,990
IFB Ser.	3326,	Class GS, IO, 1.33s, 2037	573,641	30,248
IFB Ser.	3236,	Class IS, IO, 1.33s, 2036	381,182	22,093
IFB Ser.	3147,	Class SH, IO, 1.33s, 2036	698,019	41,495
IFB Ser.	2962,	Class BS, IO, 1.33s, 2035	1,037,774	52,520
IFB Ser.	3114, Class TS, IO, 1.33s, 2030		1,130,466	50,989
IFB Ser.	3128,	Class JI, IO, 1.31s, 2036	184,821	11,138
IFB Ser.	2990,	Class LI, IO, 1.31s, 2034	324,351	19,853
IFB Ser.	3240,	Class S, IO, 1.3s, 2036	721,387	45,102
IFB Ser.	3065,	Class DI, IO, 1.3s, 2035	124,755	8,391
IFB Ser.	3145,	Class GI, IO, 1.28s, 2036	150,023	9,474
IFB Ser.	3114, Class GI, IO, 1.28s, 2036		167,972	11,320
IFB Ser.	3221,	Class SI, IO, 1.26s, 2036	309,737	16,881
IFB Ser.	3153,	Class UI, IO, 1 1/4s, 2036	540,684	35,751
IFB Ser.	3202,	Class PI, IO, 1.22s, 2036	845,911	45,708

IFB Ser.	3201, Class SG, IO, 1.18s, 2036	392,245	20,877
IFB Ser.	3203, Class SE, IO, 1.18s, 2036	350,917	18,499
IFB Ser.	3284, Class BI, IO, 1.13s, 2037	230,100	11,971
IFB Ser.	3281, Class AI, IO, 1.11s, 2037	850,695	48,063
IFB Ser.	3311, Class IA, IO, 1.09s, 2037	338,558	19,174
IFB Ser.	3311, Class IB, IO, 1.09s, 2037	338,558	19,174
IFB Ser.	3311, Class IC, IO, 1.09s, 2037	338,558	19,174
IFB Ser.	3311, Class ID, IO, 1.09s, 2037	338,558	19,174
IFB Ser.	3311, Class IE, IO, 1.09s, 2037	489,028	27,696
IFB Ser.	3240, Class GS, IO, 1.06s, 2036	433,826	23,371
IFB Ser.	3288, Class SJ, IO, 0.81s, 2037	375,904	15,985
IFB Ser.	3284, Class CI, IO, 0.8s, 2037	642,104	28,618
IFB Ser.	3016, Class SQ, IO, 0.79s, 2035	334,748	10,979
IFB Ser.	3284, Class WI, IO, 0.78s, 2037	1,067,745	37,585
IFB Ser.	3235, Class SA, IO, 0.63s, 2036	181,775	6,450
Ser. 246, PO, zero %, 2037		703,670	513,541
Ser. 3300, PO, zero %, 2037		121,469	88,919
Ser. 242, PO, zero %, 2036		3,719,027	2,723,534
Ser. 239, PO, zero %, 2036		862,051	623,183
FRB Ser. 3326, Class WF, zero %, 2035		297,267	313,568
FRB Ser. 3239, Class BF, zero %, 2036		187,145	244,374
FRB Ser. 3003, Class XF, zero %, 2035		195,213	216,642
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.514s, 2033		41,000	43,069
Ser. 07-C1, Class XC, IO, 0.042s, 2019		16,583,307	130,129
Government National Mortgage Association
IFB Ser.	07-26, Class WS, 10.56s, 2037	130,430	160,868
IFB Ser.	07-44, Class SP, 8.661s, 2020	115,000	123,194
IFB Ser.	05-7, Class JM, 5.016s, 2034	219,832	213,201
IFB Ser.	05-84, Class SL, 3.1s, 2035	232,779	206,711
IFB Ser.	06-62, Class SI, IO, 2.06s, 2036	303,377	21,679
IFB Ser.	07-1, Class SL, IO, 2.04s, 2037	140,320	10,408
IFB Ser.	07-1, Class SM, IO, 2.03s, 2037	140,320	10,361
IFB Ser.	07-26, Class SG, IO, 1.53s, 2037	382,929	23,919
IFB Ser.	07-9, Class BI, IO, 1 1/2s, 2037	929,811	52,667
IFB Ser.	07-25, Class SA, IO, 1.48s, 2037	324,097	18,506
IFB Ser.	07-25, Class SB, IO, 1.48s, 2037	632,385	36,109
IFB Ser.	07-26, Class LS, IO, 1.48s, 2037	795,132	50,864
IFB Ser.	07-26, Class SA, IO, 1.48s, 2037	906,005	49,079
IFB Ser.	07-26, Class SD, IO, 1.48s, 2037	452,057	27,268
IFB Ser.	07-22, Class S, IO, 1.48s, 2037	202,037	13,409
IFB Ser.	06-38, Class SG, IO, 1.33s, 2033	911,687	39,948
IFB Ser.	07-9, Class DI, IO, 1.19s, 2037	472,569	22,067
IFB Ser.	07-9, Class AI, IO, 1.18s, 2037	358,802	18,216
IFB Ser.	05-65, Class SI, IO, 1.03s, 2035	195,653	8,387
IFB Ser.	05-68, Class KI, IO, 0.98s, 2035	1,254,552	64,064
IFB Ser.	07-27, Class SD, IO, 0.88s, 2037	230,972	8,183
IFB Ser.	07-19, Class SJ, IO, 0.88s, 2037	391,387	14,642
IFB Ser.	07-21, Class S, IO, 0.88s, 2037	479,527	19,568
IFB Ser.	07-9, Class CI, IO, 0.88s, 2037	615,954	22,541
IFB Ser.	07-7, Class EI, IO, 0.88s, 2037	228,144	8,211
IFB Ser.	07-1, Class S, IO, 0.88s, 2037	516,604	19,436
IFB Ser.	07-3, Class SA, IO, 0.88s, 2037	492,420	18,377
IFB Ser.	07-43, Class SC, IO, 0.78s, 2037	340,000	9,230
FRB Ser. 07-35, Class UF, zero %, 2037		75,345	80,271
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045		597,873	13,639
Greenwich Capital Commercial Funding Corp. Ser.
07-GG9, Class A4, 5.444s, 2039		16,000	15,400
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039		100,000	97,013
Ser. 04-GG2, Class A6, 5.396s, 2038		316,000	307,591
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.57s, 2015		95,000	94,050
Ser. 98-C1, Class F, 6s, 2030		99,000	98,572
Ser. 03-C1, Class X1, IO, 0.368s, 2040		7,142,803	119,017
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB16, Class A4, 5.552s, 2045		109,000	107,893
Ser. 06-CB14, Class A4, 5.471s, 2044		68,000	67,076
Ser. 06-CB14, Class AM, 5.381s, 2044		145,000	140,166
Ser. 05-LDP2, Class AM, 4.78s, 2042		50,000	47,071
Ser. 06-CB17, Class X, IO, 0.514s, 2043		2,427,970	94,837
Ser. 07-LDPX, Class X, IO, 0.344s, 2049		4,791,792	113,805
Ser. 06-LDP7, Class X, IO, 0.009s, 2045		48,304,852	37,678
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035		119,000	106,080
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029		128,000	122,126
Ser. 07-C2, Class XW, IO, 0.536s, 2040		1,054,789	41,104
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.719s, 2038		1,749,228	81,890
Ser. 05-C2, Class XCL, IO, 0.146s, 2040		5,944,567	66,227
Ser. 06-C1, Class XCL, IO, 0.069s, 2041		12,405,982	136,463
Ser. 07-C2, Class XCL, IO, 0.065s, 2040		9,067,188	142,569
Ser. 06-C7, Class XCL, IO, 0.064s, 2038		1,271,712	21,974
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 04-LLFA, Class H, 6.27s, 2017		66,000	66,072
Lehman Mortgage Trust
IFB Ser.	06-7, Class 1A9, 9s, 2036	86,955	94,338
IFB Ser.	07-5, Class 4A3, 8.16s, 2036	159,455	165,227
FRB Ser. 07-5, Class 4A2, 5.64s, 2037		254,936	252,075
IFB Ser.	06-5, Class 2A2, IO, 1.83s, 2036	563,620	28,123
IFB Ser.	06-9, Class 2A2, IO, 1.3s, 2037	708,025	37,243

IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036		1,143,712	52,049
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036		152,728	937
Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class H, 6.656s, 2040 (Canada)		156,000	149,090
MASTR Adjustable Rate Mortgages Trust
Ser. 04-13, Class 3A6, 3.786s, 2034		224,000	217,107
Ser. 04-03, Class 4AX, IO, 1.417s, 2034		181,323	2,647
Ser. 05-2, Class 7AX, IO, 0.168s, 2035		485,259	1,365
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049		6,040,530	89,339
Merrill Lynch Floating Trust 144A
Ser. 06-1, Class X1TM, IO, 6.166s, 2022		2,667,000	19,065
FRB Ser. 06-1, Class TM, 5.82s, 2022		271,000	271,822
Ser. 06-1, Class X1A, IO, 1.393s, 2022		8,847,863	102,193
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 6.914s, 2030		49,000	51,709
FRB Ser. 05-A9, Class 3A1, 5.28s, 2035		385,711	380,408
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 07-7, Class X, IO, 0.02s, 2050		16,916,000	68,061
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		256,000	259,312
Ser. 07-HQ11, Class A4, 5.447s, 2044		26,000	24,779
Ser. 05-HQ6, Class A4A, 4.989s, 2042		293,000	280,287
Ser. 04-HQ4, Class A7, 4.97s, 2040		151,000	143,177
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F7, 6s, 2039		360,000	261,551
Ser. 05-HQ5, Class X1, IO, 0.097s, 2042		2,048,083	15,961
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.357s, 2035		412,403	410,351
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.226s, 2030		78,000	79,108
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010		100,000	90,890
Ser. 00-C2, Class J, 6.22s, 2033		76,000	76,546
Pure Mortgages 144A FRB Ser. 04-1A, Class F, 8.86s,
2034 (Ireland)		255,000	255,000
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036		88,161	837
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.795s, 2036		725,297	34,722
Structured Adjustable Rate Mortgage Loan Trust
Ser. 05-9, Class AX, IO, 1.113s, 2035		1,953,145	28,076
Ser. 04-19, Class 2A1X, IO, 0.807s, 2035		709,796	6,211
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	46,127	93,286
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	112,700	228,710
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	55,215	111,510
Wachovia Bank Commercial Mortgage Trust Ser. 04-C15,
Class A4, 4.803s, 2041		$226,000	215,214
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.62s, 2018		100,000	99,980
Ser. 07-C31, IO, 0.261s, 2047		8,227,660	165,211
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class X, IO, 0.852s, 2049		1,387,957	63,696
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.938s, 2043		442,216	23,080
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036		87,000	80,924
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR12, Class 2A5, 4.319s, 2035		1,716,000	1,675,456

Total collateralized mortgage obligations (cost $43,752,026)			$42,989,837

FOREIGN GOVERNMENT BONDS AND NOTES (27.6%)(a)
		Principal amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	2,900,000	$2,449,463
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	3,000,000	3,974,174
Canada (Government of) bonds 5 3/4s, 2033	CAD	750,000	842,218
Denmark (Kingdom of) bonds 6s, 2009	DKK	9,640,000	1,835,253
Export Development Canada government bonds 4s, 2007
(Canada)		$1,000,000	1,000,000
France (Government of) bonds 4s, 2013	EUR	63	85
Ireland (Republic of) bonds 5s, 2013	EUR	1,700,000	2,392,115
Italy (Republic of) unsub. notes Ser. 11, Tranche 1,
3 1/8s, 2010	CHF	1,900,000	1,578,454
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	106,000,000	904,752
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	69,500,000	578,893
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	751,248,000	6,178,526
Netherlands (Government of) bonds 5s, 2012	EUR	4,500,000	6,325,108
Spain (Kingdom of) bonds 5s, 2012	EUR	3,000,000	4,213,249
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	605,744
United Kingdom treasury bonds 4 1/4s, 2036	GBP	610,000	1,174,438

Total foreign government bonds and notes (cost $32,157,789)			$34,052,472

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.6%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association Pass-Through

Certificates
6 1/2s, TBA, September 1, 2037		$800,000	$812,375
6 1/2s, TBA, August 1, 2037		1,000,000	1,017,031
			1,829,406

U.S. Government Agency Mortgage Obligations (13.1%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to July 1, 2034		176,562	177,598
5 1/2s, June 1, 2035		145,844	141,532
5 1/2s, April 1, 2020		152,657	151,214
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from March 1, 2033 to April 1, 2035		472,496	490,234
7s, February 1, 2016		14,376	14,828
6 1/2s, October 1, 2033		11,120	11,322
6 1/2s, TBA, August 1, 2037		2,200,000	2,222,516
6s, with due dates from March 1, 2035 to July 1, 2037		157,110	155,735
6s, with due dates from May 1, 2021 to October 1, 2021		477,358	480,434
6s, TBA, August 1, 2037		4,600,000	4,557,234
5 1/2s, with due dates from September 1, 2035 to
July 1, 2037		4,273,789	4,131,993
5 1/2s, with due dates from May 1, 2009 to
October 1, 2020		581,003	577,931
5 1/2s, TBA, August 1, 2037		400,000	386,281
5 1/2s, TBA, August 1, 2022		100,000	98,781
5s, with due dates from March 1, 2034 to May 1, 2037		906,100	851,555
5s, with due dates from May 1, 2020 to March 1, 2021		61,305	59,542
4 1/2s, with due dates from March 1, 2020 to
February 1, 2021		768,498	734,126
4 1/2s, TBA, August 1, 2022		300,000	285,820
4s, with due dates from May 1, 2019 to
September 1, 2020		712,830	663,834
			16,192,510

Total U.S. government and agency mortgage obligations (cost $18,117,055)			$18,021,916

U.S. TREASURY OBLIGATIONS (1.2%)(a)
		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$646,000	$758,444
U.S. Treasury Inflation Index Notes 2 3/8s,
January 15, 2017		721,812	716,574

Total U.S. treasury obligations (cost $1,455,248)			$1,475,018

ASSET-BACKED SECURITIES (11.3%)(a)
		Principal amount	Value

Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		$21,132	$15,215
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036		25,000	15,756
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.82s, 2035		37,000	27,096
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 05-HE1, Class A3, 5.61s, 2035		838	838
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011		80,000	80,503
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		82,000	81,260
Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.23s, 2037		929,027	33,568
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.57s, 2034		81,000	79,380
FRB Ser. 06-EC1, Class M9, 7.32s, 2035		100,000	45,000
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036		100,000	50,000
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		125,863	87,160
Ser. 00-A, Class A2, 7.575s, 2030		35,139	24,539
Ser. 99-B, Class A4, 7.3s, 2016		160,269	103,072
Ser. 99-B, Class A3, 7.18s, 2015		255,881	162,804
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.07s, 2010		250,000	250,762
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011		10,888	10,771
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)		187,363	187,997
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)		45,550	45,631
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010		170,000	171,432
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034		10,119	9,985
Chester Asset Receivables Dealings (II) PLC FRB Ser.
02-B, Class C, 4.502s, 2009 (United Kingdom)	EUR	240,000	329,169
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.82s, 2035		$76,000	40,493
FRB Ser. 05-HE4, Class M12, 7.37s, 2035		91,000	43,935
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033		325,990	58,524
Ser. 00-4, Class A6, 8.31s, 2032		781,000	691,185
Ser. 00-5, Class A7, 8.2s, 2032		192,000	169,180
Ser. 00-1, Class A5, 8.06s, 2031		143,083	125,913
Ser. 00-4, Class A5, 7.97s, 2032		49,917	43,154
Ser. 00-5, Class A6, 7.96s, 2032		112,000	101,612

FRB Ser. 02-1, Class M1A, 7.37s, 2033		418,000	413,915
Ser. 01-4, Class A4, 7.36s, 2033		293,492	301,822
Ser. 00-6, Class A5, 7.27s, 2031		36,723	36,383
Ser. 01-1, Class A5, 6.99s, 2032		424,342	406,675
Countrywide Alternative Loan Trust IFB Ser. 07-23CB,
Class A4, IO, 1.18s, 2037		2,224,000	84,182
Countrywide Asset Backed NIM Certificates 144A Ser.
04-BC1N, Class Note, 5 1/2s, 2035		94	47
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.281s, 2046		800,268	28,760
Ser. 05-9, Class 1X, IO, 1.855s, 2035		790,139	13,581
Ser. 05-2, Class 2X, IO, 1.16s, 2035		953,541	18,922
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034		39,091	37,137
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		179,000	182,084
FHLMC Structured Pass Through Securities IFB Ser.
T-56, Class 2ASI, IO, 2.78s, 2043		167,993	12,914
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8.051s, 2039		184,010	186,885
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		31,983	285
Ser. 04-3, Class A, 4 1/2s, 2034		338	5
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.8s, 2010		145,430	145,589
Granite Mortgages PLC
FRB Ser. 02-2, Class 1C, 6.61s, 2043 (United Kingdom)		55,682	56,016
FRB Ser. 03-2, Class 3C, 6.287s, 2043 (United Kingdom)	GBP	324,663	672,548
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	455,000	622,742
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$197,860	203,527
Ser. 94-4, Class B2, 8.6s, 2019		68,504	50,427
Ser. 99-5, Class A5, 7.86s, 2030		1,248,399	1,192,221
Ser. 95-4, Class B1, 7.3s, 2025		84,541	85,831
Ser. 97-6, Class M1, 7.21s, 2029		14,000	13,100
Ser. 99-3, Class A7, 6.74s, 2031		280,000	278,913
Ser. 99-3, Class A6, 6 1/2s, 2031		84,273	83,417
Ser. 99-1, Class A6, 6.37s, 2025		22,000	22,110
Ser. 99-1, Class A5, 6.11s, 2023		86,525	86,688
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		520,291	498,229
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		170,180	170,023
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class E, 7.12s, 2030 (Cayman Islands)		56,527	52,570
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.856s, 2036 (Cayman Islands)		189,392	181,817
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 8.07s,
2037 (Cayman Islands)		300,000	288,060
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.839s, 2039 (United Kingdom)	GBP	200,000	406,900
Marriott Vacation Club Owner Trust 144A Ser. 04-1A,
Class C, 5.265s, 2026		$18,981	18,727
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		774	309
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010		170,000	171,461
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035		66,000	64,680
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands) (In
default) (NON)		2,338	2,303
Ser. 04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)		3,487	3,382
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.52s, 2034		50,000	35,000
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		18,568	18,383
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034		42,133	43,136
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		235,351	205,060
Ser. 00-A, Class A2, 7.765s, 2017		35,618	31,536
Ser. 00-D, Class A4, 7.4s, 2030		309,000	198,064
Ser. 02-B, Class A4, 7.09s, 2032		95,355	89,490
Ser. 01-D, Class A4, 6.93s, 2031		194,677	150,062
Ser. 01-E, Class A4, 6.81s, 2031		12,322	10,788
Ser. 01-C, Class A2, 5.92s, 2017		107,934	54,246
Ser. 02-C, Class A1, 5.41s, 2032		309,852	277,425
Ser. 01-E, Class A2, 5.05s, 2019		289,450	229,389
Ser. 02-A, Class A2, 5.01s, 2020		158,918	142,423
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		68,722	60,781
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.86s, 2018 (Ireland)		50,000	50,563
FRB Ser. 05-A, Class E, 9.96s, 2012 (Ireland)		53,000	53,652
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.51s, 2042 (United Kingdom)		120,000	120,770
FRB Ser. 6, Class 3C, 6.501s, 2042 (United Kingdom)	GBP	204,000	415,661
FRB Ser. 4, Class 3C, 6.16s, 2042 (United Kingdom)		$177,000	178,221
FRB Ser. 5, Class 2C, 6.01s, 2042 (United Kingdom)		49,000	48,969
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.36s, 2011 (United Kingdom)		120,000	119,992
FRB Ser. 04-2A, Class C, 6.24s, 2011 (United Kingdom)		100,000	99,238
Providian Gateway Master Trust 144A FRB Ser. 04-EA,

Class D, 6 1/4s, 2011		152,000	152,316
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.82s, 2035		79,000	15,800
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.37s, 2037		959,935	50,494
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 6.504s, 2038 (United Kingdom)	GBP	50,000	102,257
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)		$5,540	17
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		21,746	870
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)		30,709	3
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		6,596	194
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		4,127	18
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		5,147	8
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.82s, 2035		42,000	30,870
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.86s, 2015		405,908	405,401
Structured Asset Securities Corp.
Ser. 07-4, Class 1A4, IO, 1s, 2037		2,040,000	63,890
Ser. 07-4, Class 1A3, IO, 0.93s, 2037		2,040,000	73,566
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 0.488s, 2037		1,088,187	21,111
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037 (Cayman Islands)		188,000	190,688
WFS Financial Owner Trust Ser. 04-3, Class D, 4.07s,
2012		20,105	19,990

Total asset-backed securities (cost $14,052,929)			$13,941,463

CORPORATE BONDS AND NOTES (8.4%)(a)
		Principal amount	Value

Basic Materials (--%)
Lafarge SA notes 6 1/2s, 2016 (France)		$5,000	$5,149

Communication Services (0.4%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009		100,000	101,400
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		31,000	38,365
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		155,000	153,602
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Netherlands)		150,000	158,671
			452,038

Consumer Cyclicals (0.2%)
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009		40,000	41,238
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011		155,000	154,823
			196,061

Consumer Staples (0.4%)
Campbell Soup Co. debs. 8 7/8s, 2021		50,000	62,671
Comcast Corp. company guaranty 5.9s, 2016		155,000	151,073
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013		64,977	66,452
Echostar DBS Corp. sr. notes 5 3/4s, 2008		230,000	228,275
			508,471

Energy (0.1%)
Nexen, Inc. bonds 6.4s, 2037 (Canada)		70,000	67,594

Financial (2.2%)
Bayerische Landesbank bonds Ser. 5, 5 1/4s, 2009
(Germany)	EUR	1,500,000	2,075,785
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 7.16s, 2012 (Cayman Islands)		$275,000	277,789
CIT Group, Inc. sr. notes 5s, 2014		155,000	144,447
ERP Operating LP notes 5 3/4s, 2017 (R)		35,000	33,925
General Electric Capital Corp. 144A sub. notes FRN
4 5/8s, 2066	EUR	90,000	117,852
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017		$30,000	28,037
Nationwide Financial Services, Inc. notes 5 5/8s, 2015		35,000	34,686
Unitrin, Inc. sr. notes 6s, 2017		50,000	49,422
			2,761,943

Government (3.7%)
European Investment Bank supranational bank bonds
3 1/2s, 2014 (Luxembourg)	CHF	700,000	591,582
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	1,500,000	2,125,062
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	2,375,000	1,985,871
			4,702,515

Health Care (0.1%)

Bayer Corp. 144A FRB 6.2s, 2008			$75,000	75,130

Transportation (0.2%)
BAA, PLC company guaranty 4 1/2s, 2018 (United Kingdom)		EUR	155,000	195,297
United AirLines, Inc. pass-through certificates
6.636s, 2022			$50,000	49,813
				245,110

Utilities & Power (1.1%)
Arizona Public Services Co. notes 6 1/2s, 2012			25,000	25,691
Bruce Mansfield Unit 144A pass-through certificates
6.85s, 2034			110,000	113,080
CMS Energy Corp. unsub. notes 6.55s, 2017			5,000	4,725
Fortum Oyj sr. unsecd. notes Ser. 14, Class EMTN,
4 1/2s, 2016 (Finland)		EUR	255,000	332,464
National Fuel Gas Co. notes 5 1/4s, 2013			$40,000	39,446
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009			150,000	154,001
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)		EUR	505,000	677,357
				1,346,764

Total corporate bonds and notes (cost $8,942,017)				$10,360,775

PURCHASED OPTIONS OUTSTANDING (2.7%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 1.03% versus
the six-month JPY-LIBOR-BBA maturing on
January 26, 2009.	Jan-08/1.03	JPY	2,254,000,000	$34,261
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.0625% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 25, 2011.	Mar-09/4.063	EUR	1,700,000	29,227
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.16% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2014.	Mar-12/4.16	EUR	1,190,000	21,680
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.0625% versus the six month EUR-EURIBOR-Telerate
maturing March 25, 2011.	Mar-09/4.063	EUR	1,700,000	4,421
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.16% versus the six month EUR-EURIBOR-Telerate
maturing March 26, 2014.	Mar-12/4.16	EUR	1,190,000	7,721
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 14, 2009.	May-09/4.594	EUR	300,000	13,083
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		$4,890,000	187,580
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 18, 2019.	May-09/4.594	EUR	300,000	7,178
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		$4,890,000	57,751
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		9,476,000	374,492
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.16		9,476,000	99,024
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215		7,909,000	296,429
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22		4,890,000	182,055
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235		3,525,000	127,676
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.34%
versus the three month USD-LIBOR-BBA maturing on
February 15, 2018.	Feb-08/5.34		5,947,000	161,758
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 23, 2008.	May-08/5.45		5,954,000	162,247
Option on an interest rate swap with JPMorgan Chase

Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215		7,909,000	96,569
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22		4,890,000	60,294
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235		3,525,000	44,098
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.34% versus the three month USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/5.34		5,947,000	73,624
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 23, 2008.	May-08/5.45		5,954,000	113,483
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 4.4175% versus the six month
EUR-EURIBOR-Telerate maturing January 30, 2017.	Jan-12/4.418	EUR	5,263,000	190,834
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.348		$14,933,000	390,647
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.20		3,954,000	46,894
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.20		3,954,000	151,201
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.21		1,582,000	59,689
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.4175% versus the six month
EUR-EURIBOR-Telerate maturing on January 30, 2017.	Jan-12/4.418	EUR	5,263,000	94,877
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21		$1,582,000	19,126
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.348		14,933,000	180,092

Total purchased options outstanding (cost $2,856,092)				$3,288,011

MUNICIPAL BONDS AND NOTES (0.1%)(a) (cost $175,000)
	Rating(RAT)		Principal amount	Value

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.467s, 6/1/47	Baa3		$175,000	$176,246

SENIOR LOANS (0.1%)(a)(c) (cost $105,000)
			Principal amount	Value

Lear Corp. bank term loan FRN 7.846s, 2013			$105,000	$102,871

SHORT-TERM INVESTMENTS (3.7%)(a)
			Principal
			amount/shares	Value

Putnam Prime Money Market Fund (e)			3,540,575	$3,540,575
U.S. Treasury Bills for an effective yield of 4.86%,
September 27, 2007 (SEG)			$453,000	449,514
U.S. Treasury Bills for an effective yield of 4.801%,
September 27, 2007 (SEG)			585,000	580,553

Total short-term investments (cost $4,570,642)				$4,570,642

TOTAL INVESTMENTS

Total investments (cost $126,183,798)(b)				$128,979,251

FORWARD CURRENCY CONTRACTS TO BUY at 7/31/07 (aggregate face value $53,572,518) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,140,843	$4,150,551	10/17/07	$(9,708)
British Pound	6,036,671	5,908,283	9/19/07	128,388
Canadian Dollar	305,456	306,994	10/17/07	(1,538)
Czech Republic Koruna	153,971	148,288	9/19/07	5,683
Euro	19,553,038	19,362,065	9/19/07	190,973
Indian Rupee	343,891	340,854	8/16/07	3,037
Japanese Yen	1,555,500	1,556,902	11/21/07	(1,402)
Japanese Yen	10,310,986	10,307,669	8/15/07	3,317
Korean Won	1,683,842	1,675,555	8/16/07	8,287
Malaysian Ringgit	282,607	288,048	8/15/07	(5,441)
Mexican Peso	673,694	683,779	10/17/07	(10,085)
Norwegian Krone	4,962,947	4,886,235	9/19/07	76,712
Polish Zloty	907,289	873,094	9/19/07	34,195
Singapore Dollar	225,584	226,760	8/15/07	(1,176)
South African Rand	369,239	374,515	10/17/07	(5,276)
Swedish Krona	1,231,508	1,222,623	9/19/07	8,885
Swiss Franc	615,267	609,162	9/19/07	6,105
Taiwan Dollar	657,866	651,141	8/15/07	6,725

Total				$437,681

FORWARD CURRENCY CONTRACTS TO SELL at 7/31/07 (aggregate face value $30,704,088) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,161,769	$1,175,433	10/17/07	$13,664
British Pound	1,537,386	1,523,672	9/19/07	(13,714)
Canadian Dollar	5,250,029	5,284,883	10/17/07	34,854
Danish Krone	1,237,404	1,208,159	9/19/07	(29,245)
Euro	4,636,317	4,617,202	9/19/07	(19,115)
Hungarian Forint	421,269	407,196	9/19/07	(14,073)
Japanese Yen	310,948	310,949	11/21/07	1
Japanese Yen	3,659,133	3,655,677	8/15/07	(3,456)
Norwegian Krone	1,562,018	1,532,277	9/19/07	(29,741)
Swedish Krona	2,231,524	2,183,770	9/19/07	(47,754)
Swiss Franc	8,664,681	8,546,885	9/19/07	(117,796)
Taiwan Dollar	261,043	257,985	8/15/07	(3,058)

Total				$(229,433)

FUTURES CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	4	$2,413,303	Sep-07	$28,039
Canadian Government Bond 10 yr (Short)	6	625,982	Sep-07	5,328
Euro-Bobl 5 yr (Long)	90	13,188,936	Sep-07	83,541
Euro-Bund 10 yr (Short)	19	2,932,312	Sep-07	(1,088)
Euro-Buxl 30 yr (Long)	12	1,517,397	Sep-07	32,164
Euro-Dollar 90 day (Long)	97	23,025,375	Sep-09	(70,251)
Euro-Dollar 90 day (Short)	97	23,077,513	Sep-08	44,449
Euro-Schatz 2 yr (Short)	85	11,964,065	Sep-07	(6,052)
Japanese Government Bond 10 yr (Long)	21	23,538,598	Sep-07	144,883
Sterling Interest Rate 90 day (Long)	90	21,475,928	Dec-07	(18,394)
U.K. Gilt 10 yr (Long)	24	5,152,819	Sep-07	(12,270)
U.S. Treasury Bond 20 yr (Long)	137	15,078,563	Sep-07	119,227
U.S. Treasury Note 10 yr (Long)	22	2,363,281	Sep-07	55,115
U.S. Treasury Note 5 yr (Short)	325	34,277,344	Sep-07	(140,830)
U.S. Treasury Note 2 yr (Short)	102	20,903,625	Sep-07	(140,114)

Total				$123,747

WRITTEN OPTIONS OUTSTANDING at 7/31/07 (premiums received $1,391,327) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 28, 2022.	EUR	280,000	Mar-12/4.40	$7,753
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	250,000	Mar-17/4.56	8,945
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2022.	EUR	280,000	Mar-12/4.40	19,776
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	250,000	Mar-17/4.56	16,378
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		$3,954,500	May-12/5.51	137,515
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		3,954,500	May-12/5.51	228,726
Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to pay a fixed rate of 5.84% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.		14,959,000	Jun-08/5.84	523,566
Option on an interest rate swap with Lehman Brothers International (Europe) for the obligation to receive a fixed rate of 5.835 versus the three month
USD-LIBOR-BBA maturing June 18, 2018.		4,488,000	Jun-08/5.835	68,981
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		1,977,000	May-12/5.515	68,665
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		791,000	May-12/5.52	27,570
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.835% versus the three month USD-LIBOR-BBA
maturing June 18, 2018.		4,488,000	Jun-08/5.835	156,048
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		1,977,000	May-12/5.515	111,959
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		791,000	May-12/5.52	44,661
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.84% versus the three month
USD-LIBOR-BBA maturing June 18, 2018.		14,959,000	Jun-08/5.84	227,975

Total				$1,648,518

TBA SALE COMMITMENTS OUTSTANDING at 7/31/07 (proceeds receivable $2,500,656) (Unaudited)
		Principal	Settlement
Agency		amount	date	Value

FNMA,	6s, August 1, 2037	$1,200,000	8/14/07	$1,188,844
FNMA,	5 1/2s, August 1, 2037	400,000	8/14/07	386,281
FNMA,	5s, August 1, 2037	900,000	8/14/07	844,102
FNMA,	4 1/2s, August 1, 2022	100,000	8/20/07	95,273

Total				$2,514,500

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)
				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$108,000		10/2/16	5.15631%	3 month USD-LIBOR-BBA	$1,100

	1,720,000		5/31/16	5.58909%	3 month USD-LIBOR-BBA	(15,537)

	3,200,000		9/1/15	4.53%	3 month USD-LIBOR-BBA	153,253

	4,100,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	103,222

Citibank, N.A.
JPY	2,519,922,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	(72,449)

	$3,210,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(23,495)

	160,000		4/7/14	5.377%	3 month USD-LIBOR-BBA	(2,167)

AUD	3,240,000		6/19/17	6.8095%	6 month AUD-BBR-BBSW	(8,942)

AUD	11,150,000		6/18/12	6 month AUD-BBR-BBSW	6.915%	(8,872)

JPY	530,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	(37,588)

AUD	12,510,000		6/18/09	6.79%	3 month AUD-BBR-BBSW	9,268

GBP	4,020,000		6/6/17	6 month GBP-LIBOR-BBA	5.694%	(72,863)

GBP	3,560,000		6/6/12	6.003%	6 month GBP-LIBOR-BBA	25,208

GBP	950,000		6/8/37	5.02%	6 month GBP-LIBOR-BBA	32,164

	$12,780,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	12,531

JPY	222,000,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	8,578

Citibank, N.A., London
EUR	2,780,000		8/2/17	6 month EUR-EURIBOR-
				Telerate	4.7476%	1

AUD	9,080,000	(E)	7/23/10	3 month AUD-BBR-BBSW	6.92%	(10,828)

AUD	2,260,000	(E)	7/23/18	6.845%	6 month AUD-BBR-BBSW	(12,717)

EUR	10,410,000		3/20/08	4.0825%	6 month
					EUR-EURIBOR-Telerate	37,996

Credit Suisse First Boston International
	$932,200		7/9/14	4.945%	3 month USD-LIBOR-BBA	23,461

Credit Suisse International
CHF	3,510,000		1/19/22	6 month USD-LIBOR-BBA	2.9975%	(171,624)

CHF	17,190,000		1/19/10	6 month USD-LIBOR-BBA	2.6825%	(14,070)

CHF	13,950,000		1/19/14	2.815%	6 month USD-LIBOR-BBA	257,192

	$ 161,000		9/28/16	5.10886%	3 month USD-LIBOR-BBA	2,220

GBP	284,000		4/3/36	715,462 GBP at maturity	6 month GBP-LIBOR-BBA	103,607

	$284,000		3/21/16	3 month USD-LIBOR-BBA	5.20497%	(1,243)

CHF	8,430,000		11/17/11	2.5125%	6 month CHF-LIBOR-BBA	144,421

GBP	2,480,000		6/14/09	6 month GBP-LIBOR-BBA	6.18625%	3,249

Deutsche Bank AG
HUF	157,860,000		10/3/11	8.18%	6 month HUF-BUBOR-REUTERS	(68,624)

Goldman Sachs International
	$131,000		5/3/16	5.565%	3 month USD-LIBOR-BBA	(941)

	480,000		4/7/14	5.33842%	3 month USD-LIBOR-BBA	(5,611)

AUD	4,540,000	(E)	7/23/11	3 month AUD-BBR-BBSW	6.994%	2,141

AUD	1,130,000	(E)	7/20/19	6.79%	6 month AUD-BBR-BBSW	(5,918)

AUD	4,540,000	(E)	7/20/11	3 month AUD-BBR-BBSW	6.954%	(68)

	$15,400,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	(113,806)

	14,000,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	64,680

GBP	680,000		6/13/37	5.1875%	6 month GBP-LIBOR-BBA	(12,093)

AUD	980,000		6/28/17	6.8375%	6 month AUD-BBR-BBSW	(4,046)

AUD	3,350,000		6/28/12	6 month AUD-BBR-BBSW	6.92%	(1,520)

AUD	3,810,000		6/28/09	6.76%	3 month AUD-BBR-BBSW	4,318

AUD	1,130,000	(E)	7/23/19	6.84%	6 month AUD-BBR-BBSW	(8,539)

	$100,000		10/19/16	5.32413%	3 month USD-LIBOR-BBA	(175)

GBP	515,000		6/15/37	5.24%	6 month GBP-LIBOR-BBA	(17,190)

GBP	2,035,000		6/15/17	6 month GBP-LIBOR-BBA	5.9125%	31,363

GBP	1,780,000		6/15/12	6.175%	6 month GBP-LIBOR-BBA	(14,016)

GBP	3,370,000		6/13/09	6 month GBP-LIBOR-BBA	6.24125%	11,353

JPY	139,000,000		6/10/16	1.953%	6 month JPY-LIBOR-BBA	(1,437)

JPMorgan Chase Bank, N.A.
	$100,000		4/17/17	3 month USD-LIBOR-BBA	5.266%	(473)

	200,000		4/17/09	5.12%	3 month USD-LIBOR-BBA	(2,504)

	3,400,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	57,581

	6,600,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	97,554

	13,778,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	2,633

	4,462,000	5/4/16	5.62375%	3 month USD-LIBOR-BBA	(50,831)

JPY	730,000,000	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(58,780)

	$487,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(19,662)

	2,000,000	5/10/35	5.062%	3 month USD-LIBOR-BBA	181,422

	4,000,000	5/10/15	3 month USD-LIBOR-BBA	4.687%	(192,339)

	122,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	3,863

	3,490,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	1,880

	2,510,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	6,877

	3,570,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	(263,587)

	1,400,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	21,873

	109,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	42

	26,000,000	12/23/15	5.036%	3 month USD-LIBOR-BBA	715,256

CAD	5,000,000	3/1/08	3 month CAD-BA-CDOR	4.215%	(16,726)

	$32,579,000	4/27/09	5.034%	3 month USD-LIBOR-BBA	(356,177)

Lehman Brothers International (Europe)
	8,271,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(72,622)

	223,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(389)

	554,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(7,735)

	223,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	431

	554,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	7,775

	157,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(3,200)

	429,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(9,285)

Lehman Brothers Special Financing, Inc.
JPY	1,000,000,000	10/21/15	1.61%	6 month JPY-LIBOR-BBA	167,420

JPY	257,000,000	6/10/16	1.7775%	6 month JPY-LIBOR-BBA	28,753

	$1,783,000	3/15/17	5.043%	3 month USD-LIBOR-BBA	38,534

	287,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	4,337

EUR	7,310,000	8/1/17	6 month EUR-EURIBOR-
			Telerate	4.719%	(22,295)

EUR	4,900,000	11/9/16	3.9555%	6 month
				EUR-EURIBOR-Telerate	253,576

GBP	280,000	3/15/36	677,833 GBP at maturity	6 month GBP-LIBOR-BBA	114,901

	$3,750,000	7/2/12	3 month USD-LIBOR-BBA	5.522%	40,844

	9,619,000	6/14/17	3 month USD-LIBOR-BBA	5.8725%	270,585

	16,579,000	6/12/17	3 month USD-LIBOR-BBA	5.717%	267,866

Merrill Lynch Capital Services, Inc.
JPY	139,000,000	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(5,658)

Merrill Lynch Derivative Products AG
JPY	69,500,000	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(2,386)

Morgan Stanley Capital Services, Inc.
	$26,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	265

GBP	410,000	7/9/37	5.28375%	6 month GBP-LIBOR-BBA	(19,201)

GBP	3,380,000	7/9/09	6 month GBP-LIBOR-BBA	6.305%	14,467

Total					$1,519,832
(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$1,750,000	5/2/08	5 bp plus change	Banc of America	$(29,759)
			in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	2,330,000	5/2/08	10 bp plus	Banc of America	(37,921)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
	2,190,000	5/2/08	12.5 bp plus	Banc of America	(41,391)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	2,591,000	10/1/07	(7.5 bp plus	The spread	56,300
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	412,000	8/1/07	(7.5 bp plus	The spread	8,952
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	3,150,000	10/31/07	10 bp plus	Banc of America	(60,054)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	580,000	11/2/07	15 bp plus	Banc of America	(11,278)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Credit Suisse International
GBP	284,000	4/3/36	430,367 GBP at	GBP Non-revised	(26,719)
			maturity	Retail Price
Index

Goldman Sachs International
GBP	680,000	4/20/37	3.154%	GBP Non-revised	(50,320)
UK Retail Price
Index excluding
tobacco

EUR	1,860,000	4/16/17	2.1925%	Eurostat	(27,045)
Eurozone HICP
excluding tobacco

EUR	930,000	4/16/37	(2.305%)	Eurostat	29,533
Eurozone HICP
excluding tobacco

	$275,000	9/15/11	678 bp (1 month	Ford Credit Auto	4,017
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

	3,700,000	5/1/08	10 bp plus	Banc of America	1
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

GBP	1,467,000	6/15/12	3.085%	GBP Non-revised	(359)
Retail Price
Index

EUR	4,220,000	7/16/12	2.1675%	French Consumer	(1,085)
Price Index
excluding tobacco

EUR	4,220,000	7/16/12	(2.24%)	Eurostat	6,690
Eurozone HICP
excluding tobacco

	$2,610,000 (F)	1/1/08	(10 bp plus	The spread	60,508
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

EUR	500,000	6/12/37	(2.4775%)	Eurostat	(713)
Eurozone HICP
excluding tobacco

GBP	340,000	6/8/37	(3.315%)	GBP Non-revised	1,875
Retail Price
Index

EUR	4,680,000	5/16/12	2.18%	Eurostat	27,140
Eurozone HICP
excluding tobacco

JPMorgan Chase Bank, N.A.
	$805,000 (F)	10/1/07	17.5 bp plus	The spread	(17,300)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

EUR	3,580,000	7/25/13	2.1800%	French Consumer	(980)
Price Index
excluding tobacco

EUR	3,580,000	7/25/13	(2.23%)	Eurostat	490
Eurozone HICP
excluding tobacco

Lehman Brothers International (Europe)
	$2,511,000	1/1/08	(5 bp plus	The spread	47,696
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	2,610,000	1/1/08	(Beginning	The spread	53,514
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

	2,610,000	1/1/08	(10 bp plus	The spread	53,210
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

Lehman Brothers Special Financing, Inc.
	1,786,000	10/1/07	10 bp plus	The spread	(33,828)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

EUR	900,000 (F)	3/29/37	(2.275%)	Eurostat	27,965
				Eurozone HICP
				excluding tobacco

GBP	280,000	3/15/36	423,793 GBP at	GBP Non-revised	(29,394)
			maturity	Retail Price
				Index

	$1,350,000	12/2/07	8 bp plus	The spread	(29,306)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
			Securities Index

Morgan Stanley Capital Services Inc.
	1,650,000	10/31/07	10 bp plus	Banc of America	(33,643)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
			of America
			Securities AAA
			10 yr Index
			multiplied by
			the modified
			duration factor

EUR	930,000	1/9/37	(2.135%)	Eurostat	25,775
				Eurozone HICP
				excluding tobacco

EUR	3,370,000	1/9/12	2.1625%	Eurostat	13,174
				Eurozone HICP
				excluding tobacco

	$340,000	11/30/07	7.5 bp plus	The spread	(8,612)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
			Securities Index

Total					$(22,867)

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)
	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$--		$437,000	10/12/52	(134 bp)	$38,482

Bear, Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	--		524,216	10/12/52	(134 bp)	46,278

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	--		95,000	6/20/12	57 bp	(4,174)

DJ CDX NA IG Series 6
Index	--		804,000	6/20/13	(50 bp)	16,766

DJ CDX NA IG Series 6
Index 7-10% tranche (F)	--		804,000	6/20/13	45.75 bp	(39,970)

Citibank, N.A./Morgan Stanley Capital Services Inc.
DJ CDX NA HY Series 8
Index (F)	--		28,925	6/20/10	275 bp	(768)

Deutsche Bank AG
DJ CDX NA IG Series 7	--		257,000	12/20/13	(50 bp)	7,119

DJ CDX NA IG Series 7
Index 7-10% tranche (F)	--		257,000	12/20/13	55 bp	(11,451)

DJ CDX NA IG Series 8
Index 7-10% tranche (F)	--		231,000	6/20/12	22 bp	(6,237)

DJ iTraxx Europe Series
6 Version 1	--	EUR	451,000	12/20/13	(40 bp)	9,167

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche (F)	--	EUR	451,000	12/20/13	43 bp	(32,691)

Goldman Sachs International
DJ CDX NA HY Series 8
Index	--		$371,993	6/20/10	275 bp	(16,895)

DJ CDX NA IG Series 7
Index	--		429,000	12/20/13	(50 bp)	5,845

DJ CDX NA IG Series 7
Index	--		949,000	12/20/13	(50 bp)	11,616

DJ CDX NA IG Series 7
Index 7-10% tranche	--		429,000	12/20/13	56 bp	(23,092)

DJ CDX NA IG Series 7
Index 7-10% tranche (F)	--		949,000	12/20/13	48 bp	(53,581)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		115,000	9/20/17	(67.8 bp)	2,316

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		115,000	9/20/12	55 bp	(1,367)

Merrill Lynch & Co.,
5%, 1/15/15	--		115,000	9/20/12	48 bp	(969)

Merrill Lynch & Co.,
5%, 1/15/15	--		115,000	9/20/17	(59.8 bp)	2,280

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--		805,000	3/15/49	(7 bp)	12,977

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--		115,000	9/20/12	63.5 bp	307

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--		115,000	9/20/17	(77 bp)	2,765

CMS Energy Corp.,
6.875%, 12/15/15	--		25,000	6/20/12	62 bp	(1,038)

DJ ABX NA CMBX BBB
Index (F)	--		110,000	10/12/52	(134 bp)	8,903
	--

DJ CDX NA CMBX AAA Index	--		1,786,000	3/15/49	(7 bp)	35,006

DJ CDX NA HY Series 8
Index	--		142,400	6/20/10	(275 bp)	7,185

DJ CDX NA HY Series 8
Index 15-25% tranche (F)	--		178,000	6/20/10	80 bp	(13,083)

DJ CDX NA HY Series 8
Index 35-60% tranche	--		6,237,000	6/20/12	104 bp	(417,424)

DJ CDX NA IG Series 7
Index (F)	--		405,000	12/20/13	(50 bp)	7,746

DJ CDX NA IG Series 7
Index 7-10% tranche (F)	--		405,000	12/20/13	54.37 bp	(21,668)

DJ CDX NA IG Series 8
Index	--		1,225,000	6/20/14	45 bp	(435)

DJ CDX NA IG Series 8
Index 30-100% tranche	--		3,430,350	6/20/12	(3.125 bp)	14,884

DJ CDX NA IG Series 8
Index 30-100% tranche	--		2,806,650	6/20/12	(8 bp)	5,640

DJ CDX NA IG Series 8
Index 7-10% tranche	--		350,000	6/20/14	(152 bp)	1,108

DJ iTraxx Europe Series
6 Version 1	--	EUR	540,000	12/20/13	(40 bp)	9,862

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	540,000	12/20/13	45.25 bp	(34,210)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		$115,000	9/20/12	45.5 bp	(1,406)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		115,000	9/20/17	(58 bp)	2,124

Morgan Stanley Dean
Witter, 6.6% 4/1/12	--		115,000	9/20/12	48 bp	(1,121)

Morgan Stanley Dean
Witter, 6.6% 4/1/12	--		115,000	9/20/17	(60.5 bp)	2,443

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	--		182,342	10/12/52	(134 bp)	15,331

DJ CDX NA HY Series 8
Index	--		144,788	6/20/10	275 bp	(6,781)

DJ CDX NA HY Series 8
Index	--		712,800	6/20/10	(275 bp)	33,198

DJ CDX NA HY Series 8
Index	--		2,486,000	6/20/14	45 bp	(469)

DJ CDX NA HY Series 8
Index	--		74,315	6/20/10	275 bp	(3,585)

DJ CDX NA HY Series 8
Index 0-15% tranche (F)	--		44,550	6/20/10	0 bp	4,973

DJ CDX NA HY Series 8
Index 0-15% tranche (F)	--		8,900	6/20/10	0 bp	1,040

DJ CDX NA HY Series 8
Index 0-25% tranche (F)	--		891,000	6/20/10	79 bp	(65,630)

DJ CDX NA IG Series 7
Index (F)	--		444,000	12/20/13	(50 bp)	8,756

DJ CDX NA IG Series 7
Index, 7-10% tranche (F)	--		444,000	12/20/13	53 bp	(24,324)

DJ CDX NA IG Series 8
Index 7-10% tranche	--		2,830,000	6/20/14	(156 bp)	275

Total						$(467,977)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $123,310,874.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2007. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $126,692,633, resulting in gross unrealized appreciation and depreciation of $5,481,097 and $3,194,479, respectively, or net unrealized appreciation of $2,286,618.

(NON) Non-income-producing security.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2007.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at July 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $276,769 for the period ended July 31, 2007. During the period ended July 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $37,223,646 and $48,436,176, respectively.

(R) Real Estate Investment Trust.

At July 31, 2007, liquid assets totaling $60,100,250 have been designated as collateral for open forward commitments, swap contracts, forward contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at July 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at July 31, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at July 31, 2007: (as a percentage of Portfolio Value)

Austria	6.5%
Canada	2.6
Cayman Islands	1.0
Denmark	1.4
France	0.8
Germany	3.2
Ireland	2.6
Italy	1.2
Japan	5.9
Luxembourg	0.5
Netherlands	5.0
Spain	3.4
Sweden	0.5
United Kingdom	4.0
United States	61.4

Total	100.0%

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007